Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of income tax and social contribution reconciliation

	Nota	2025	2024	2023

Loss before income taxes		(2,845)	(17,733)	(6,192)

Income taxes at the rate of 34%		967	6,029	2,105

Permanent adjustments to the IR and CSL calculation basis

Income taxes on equity in results of investees		3	(7)	2
Thin capitalization		(1,446)	(1,154)	(613)
Use of tax loss carryforward in settlement of assessment	22.2.1	(406)
Tax effects on gain on the sale of subsidiary Cetrel			144
Tax sparing credits	(i)	2,113
Capital gains taxes		(188)
Valuation allowance for realization of deferred tax asset	20.2(c)	(8,759)
IR and CSL accrued in previous years	(ii)	314
Non-taxable effect on Selic interest accrued on tax overpayments	(iii)	303
Difference of rate applicable to each country		44	914	770
Taxes on dividends distribution		(984)		(836)
International Tax Reform - Pillar Two	20.2(d)	211	(197)
Other permanent adjustments		(288)	(48)	(126)
Effect of income taxes on results of operations		(8,116)	5,681	1,302

Current income taxes expense		(183)	(613)	(191)
Current income tax - Pillar Two		211	(197)
Deferred tax		(8,144)	6,491	1,493
Total		(8,116)	5,681	1,302

Effective rate		-285.2%	32.0%	21.0%

(i) Refers to tax credits of Braskem Netherlands that were not previously recognized due to the absence of an expectation of recoverability. In the year ended December 31, 2025, their utilization became probable based on new evidence supporting their future use.

(ii) Refers to the recognition of tax credits related to fiscal years 2022 and 2023 by Braskem S.A., arising from changes in the taxation applicable to dividends received from its subsidiary in the Netherlands during the period from 2021 to 2023.

(ii) Refers to the non-taxable base of corporate income tax and social contribution on net income on the SELIC interest adjustment of tax overpayments arising from gains obtained in the CIDE-gasoline judicial proceeding, as described in note 9.

Schedule of changes in balances of deferred tax assets and liabilities

	At December 31, 2023	Impact on the P&L	Other comprehensive income	At December 31, 2024	Impact on the P&L	Other comprehensive income	At December 31, 2025
Assets
Tax losses	3,885	3,534		7,419	248		7,667
Exchange variations	2,069	2,429	2,120	6,618	(845)	(2,187)	3,586
Provisions	3,922	971	(3)	4,890	(1,275)		3,615
Lease	1,626	94		1,720	2,085		3,805
Tax credits	781	23		804	2,178		2,982
Other	150	(25)		125	(22)		103
Valuation allowance for realization of deferred tax asset (i)					(8,759)	(2,348)	(11,107)
Total	12,433	7,026	2,117	21,576	(6,390)	(4,535)	10,651

Liabilities
Amortization of goodwill for tax purposes	721	(5)		716	(66)		650
Tax depreciation	4,056	625		4,681	98		4,779
PIS and COFINS credit - exclusion of ICMS	189	1		190			190
Provisions	751	287		1,038	(807)		231
Right of use of assets	1,593	(47)		1,546	2,206		3,752
Present value adjustment and amortized cost	194	94	364	652	152		804
Amortization of fair value adjustments on the assets from the acquisition of Braskem Qpar	115	47		162	(26)		136
Other	48	(467)	435	16	(14)	19	21
Total	7,667	535	799	9,001	1,543	19	10,563

Net	4,766	6,491	1,318	12,575	(7,933)	(4,554)	88

Presentation in the statement of financial position:
Non-current assets	6,443			13,882			1,557
(-) Non-current liabilities	1,677			1,307			1,469

(i)	Effect of the assessment of the recoverability of deferred tax assets (note 20.2.c).

Schedule of deferred taxes offset for the purpose of presentation in the balance sheet

	2025			2024
	Deferred tax assets	Deferred tax liabilities	Balance	Deferred tax assets	Deferred tax liabilities	Balance

Braskem S.A.	3,585	(4,124)	(539)	16,315	(4,047)	12,268
Braskem Argentina		(1)	(1)
Braskem America	588	(1,405)	(817)	494	(1,767)	(1,273)
Braskem Europe	19	(15)	4	24	(17)	7
Braskem Green		(49)	(49)		(24)	(24)
Braskem Netherlands	2,115	(624)	1,491	355	(195)	160
Braskem Idesa	4,210	(4,210)		3,612	(2,284)	1,328
Braskem Mexico Serviços	32		32	14		14
Braskem Mexico Sofom	61	(73)	(12)	657	(654)	3
Braskem Siam	11	(10)	1
B&TC					(10)	(10)
ER Plastics				5		5
Terminal Quimica		(50)	(50)	56		56
Voqen	1		1	16		16
Wise	29	(2)	27	28	(3)	25
Total	10,651	(10,563)	88	21,576	(9,001)	12,575
Deferred tax assets			1,557			13,882
Deferred tax liabilities			(1,469)			(1,307)
Balance			88			12,575